NET LOSS PER SHARE ATTRIBUTABLE TO SHAREHOLDERS (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Antidilutive shares	3,642,987	3,160,699	3,454,104